Significant events after the Statement of Financial Position date	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Significant events after the Statement of Financial Position date	Significant events after the Consolidated Statement of Financial Position date
Details of shares repurchased by the Company under the share repurchase program, as well as dividends declared and paid, after December 31, 2025 can be found in Note 22.